Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Interest on debt	$ 167	$ 148
Employee costs	127	137
Customer Refund Liability, Current	98	0
Asset retirement obligations	64	68
Other, including other loss contingencies	341	275
Total accrued liabilities	$ 797	$ 628